Foreign Exchange (Gain) Loss, Net (Tables)	12 Months Ended
Dec. 31, 2019
Foreign Exchange Gains Losses [Abstract]
Schedule of Foreign Exchange Gain Loss Net
For the years ended December 31,	2019	2018	2017
Unrealized Foreign Exchange (Gain) Loss on Translation of:
U.S. Dollar Debt Issued From Canada	(800)	602	(665)
Other	(27)	47	(192)
Unrealized Foreign Exchange (Gain) Loss	(827)	649	(857)
Realized Foreign Exchange (Gain) Loss	423	205	45
	(404)	854	(812)